Financial instruments - Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,524	$ 2,076
Financial assets, fair value	1,524	2,076
Financial liabilities	1,226	1,350
Financial liabilities, fair value	1,217	1,362
Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	722	848
Financial liabilities, fair value	722	848
Long-Term Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	500	501
Financial liabilities, fair value	491	513
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1
Financial liabilities, fair value		1
Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4
Financial liabilities, fair value	4
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4	1
Financial liabilities at fair value through profit or loss, category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss, category | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1
Financial liabilities at fair value through profit or loss, category | Electricity Swaps
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4
Financial Liabilities, Other, Category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,222	1,349
Financial Liabilities, Other, Category | Payables and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	722	848
Financial Liabilities, Other, Category | Long-Term Debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	500	501
Cash And Short Term Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,162	1,568
Financial assets, fair value	1,162	1,568
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	350	508
Financial assets, fair value	350	508
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	12
Financial assets, fair value	12
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,512	2,076
Financial liabilities	0	0
Financial assets at amortised cost, category | Cash And Short Term Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,162	1,568
Financial assets at amortised cost, category | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	350	$ 508
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	12
Financial assets at fair value through profit or loss, category | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 12